Revenue Recognition and Deferred Revenue (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Mann- India Technologies Private Limited [Member]
Summary of Present Revenue Disaggregated by Primary Geographical Regions and Product Channels
The following tables present revenue disaggregated by primary geographical regions and product channels for three months period ended March 31, 2019 and 2018:

	Three months period ended March 31, 2019	Three months period ended March 31, 2018
Latin America	$288,478	$17,151
United Arab Emirates	16,760	17,672
Africa	-	8,528
United States	960	38,180
Europe	-	7,143
India	8,895	131,543
	$315,093	$220,217

The following tables present revenue disaggregated by primary geographical regions and product channels for the years ended December 31, 2018 and 2017:

	Twelve Months Ended December 31,
	2018	2017
Latin America	$778,087	$1,093,182
United Arab Emirates	92,217	53,196
Africa	44,506	-
United States	32,673	106,937
Europe	14,665	-
China	1,295	-
India	91,904	198,187
	$1,055,347	$1,451,502